Stock Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at the beginning of the year, Shares	12,859
Options granted, Shares	0
Options exercised, Shares	0	0	0
Forfeitures, Shares	0
Options outstanding at the end of the year, Shares	12,859	12,859
Options exercisable at the end of the year, Shares	12,859
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 5.13
Options granted, Weighted Average Exercise Price	0
Options exercised, Weighted Average Exercise Price	0
Forfeitures, Weighted Average Exercise Price	0
Options outstanding at the end of the year, Weighted Average Exercise Price	5.13	$ 5.13
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 5.13